OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
February 26, 2018
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Integrity Funds on behalf of its series Oppenheimer Preferred Securities and Income Fund (2-76547; 811-3420) Amendment to File XBRL Data
To the Securities and Exchange Commission:
An electronic (“EDGAR“) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Oppenheimer Integrity Funds (the “Registrant“). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to Registrant’s prospectus on February 12, 2018 (SEC Accession No. 0000728889-18-000278).
The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:
Adrienne M. Ruffle Senior Associate General Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-5231 aruffle@ofiglobal.com

Sincerely,
/s/ Sheleigh Mickle
Sheleigh Mickle